Income Taxes - Schedule of Reconciliations of the Statutory Income Tax Rate (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliations of the Statutory Income Tax Rate [Abstract]
Net income before provision for income taxes		$ 25,694	$ 25,934	$ 30,589
PRC statutory tax rate		25.00%	25.00%	25.00%
Income tax at statutory tax rate		$ 6,424	$ 6,484	$ 7,647
Expenses not deductible for tax purpose		126	2	385
Effect of accelerated deductions on research and development expenses		(1,015)	(509)
Changes in valuation allowance		6,638	8,409	11,953
Effect of warrant liability revaluation				(22)
Effect of preferential tax rates granted to the PRC entities (a)	[1]	(12,100)	(14,419)	(19,902)
Income tax (benefit) expense		$ 73	$ (34)	$ 61
Effective income tax rate		2.00%	(0.13%)	0.20%

[1]	The Company’s subsidiary Horgos, Horgos Glory Prosperity, Horgos Glary Wisdom were eligible to enjoy a preferential income tax rate of 15% for five years ended December 31, 2025. Horgos Technology is eligible to be exempted from income tax from 2020 to 2024 and enjoy a preferential income tax rate of 15% for five years through December 31, 2029. Beijing Leshare was recognized as a high-tech enterprise and received a preferential income tax rate of 15%. For the years ended December 31, 2025, 2024 and 2023, the tax saving as the result of the favorable tax rate amounted to $14,687, $15,017 and $21,841, respectively, and per share effect of the favorable tax rate were $13.8, $72.7 and $126.4.